Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	$ 3,800,000	$ 5,255,000	$ 5,255,000	$ 4,385,000
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	0	0	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	3,800,000	5,255,000	5,255,000	4,385,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	$ 0	$ 0	$ 0	$ 0